UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2010

Check here if Amendment:  ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
				    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		ICM Asset Management, Inc.
Address:	W. 601 Main Avenue, Suite 600
       		Spokane WA 99201-0613

Form 13F File Number:	28-03766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lisa House
Title:	Complaince Officer
Phone:	(509)455-3588

Signature, Place and Date of Signing:

	Lisa House		Spokane, WA		02/02/11
	[Signature]		[City, State]		[Date]

Report Type (Check only one.):

_X__	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		85

Form 13F Information Table Value Total:		123,741


List of Other Included Managers:		NONE


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                                                      ICM Asset Management, Inc
                                                              FORM 13F
                                                         Schedule 13F Report
                                                          December 31, 2010

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AAR Corp.                      COM              000361105     2251    81955 SH       Sole                    78530              3425
ABB Ltd. Sponsored ADR         COM              000375204      671    29888 SH       Sole                    28288              1600
Acco Brands Corp               COM              00081t108     1612   189230 SH       Sole                   178630             10600
AES Corp.                      COM              00130h105      809    66425 SH       Sole                    62325              4100
Albany Int'l Corp-Cl A         COM              012348108     2490   105123 SH       Sole                   101173              3950
Allegheny Technologies Inc     COM              01741r102     3060    55455 SH       Sole                    52755              2700
American Equity Invt Life Hold COM              025676206     2543   202603 SH       Sole                   192903              9700
Anadarko Petroleum Corp.       COM              032511107      685     9000 SH       Sole                     8450               550
Annaly Capital Mgmt, Inc.      COM              035710409     1710    95397 SH       Sole                    90872              4525
Aon Corp.                      COM              037389103      565    12275 SH       Sole                    11525               750
Apple, Inc.                    COM              037833100      642     1990 SH       Sole                     1890               100
Aura Systems, Inc.             COM              051526200     2208  2944418 SH       Sole                  2942718              1700
Avon Products                  COM              054303102      711    24463 SH       Sole                    23253              1210
Banner Corporation             COM              06652V109     1907   822160 SH       Sole                   797410             24750
BE Aerospace, Inc.             COM              073302101     1796    48510 SH       Sole                    46060              2450
Bottomline Technologies, Inc.  COM              101388106     3036   139863 SH       Sole                   133513              6350
Cadence Design Systems, Inc.   COM              127387108     2269   274715 SH       Sole                   261115             13600
Cinedigm Digital Cinema Corp   COM              172407108      738   439430 SH       Sole                   425305             14125
Cisco Systems, Inc.            COM              17275R102      540    26717 SH       Sole                    25117              1600
Citigroup, Inc.                COM              172967101      899   190125 SH       Sole                   181175              8950
CMS Energy                     COM              125896100     2001   107573 SH       Sole                   101798              5775
Coca Cola Co.                  COM              191216100      530     8051 SH       Sole                     7601               450
Convergys Corp.                COM              212485106     2509   190495 SH       Sole                   181345              9150
Corning, Inc.                  COM              219350105      563    29125 SH       Sole                    27475              1650
Cytec Industries, Inc.         COM              232820100     2171    40923 SH       Sole                    39023              1900
Devon Energy Corp.             COM              25179m103      564     7187 SH       Sole                     7187
Diageo PLC Sponsored ADR       COM              25243Q205      477     6412 SH       Sole                     6012               400
Discovery Holding Co., Cl C    COM              25470F302      555    15125 SH       Sole                    14375               750
Dot Hill Systems Corp.         COM              25848t109     2979  1702017 SH       Sole                  1626517             75500
Electro Scientific Inds, Inc.  COM              285229100     1660   103575 SH       Sole                    99625              3950
Ericsson (LM) Tel Sp ADR       COM              294821608      616    53425 SH       Sole                    50125              3300
Exide Technologies             COM              302051206      394    41875 SH       Sole                    41875
Flow International, Inc.       COM              343468104     2848   696442 SH       Sole                   663442             33000
General Electric Co.           COM              369604103      576    31500 SH       Sole                    29900              1600
Genzyme Corp. Gen'l Division   COM              372917104      472     6625 SH       Sole                     6225               400
Goldman Sachs Group, Inc.      COM              38141G104      553     3290 SH       Sole                     3120               170
Goodrich Corp.                 COM              382388106     2721    30897 SH       Sole                    29147              1750
Goodyear Tire & Rubber         COM              382550101     2540   214327 SH       Sole                   204277             10050
HSBC Holdings PLC Sponsor ADR  COM              404280406      656    12861 SH       Sole                    12161               700
IBM, Inc.                      COM              459200101      715     4870 SH       Sole                     4520               350
Int'l Paper Co.                COM              460146103      873    32050 SH       Sole                    30850              1200
Intel Corp.                    COM              458140100      731    34757 SH       Sole                    32612              2145
ION Geophysical Corp.          COM              462044108     1710   201688 SH       Sole                   193441              8247
Ivanhoe Energy Inc.            COM              465790103      123    45225 SH       Sole                    44325               900
Johnson & Johnson, Inc.        COM              478160104      520     8408 SH       Sole                     7958               450
JP Morgan Chase & Co.          COM              46625H100      800    18850 SH       Sole                    17700              1150
Kratos Defense & Security Solu COM              50077b207     3193   242427 SH       Sole                   232163             10264
McDonalds Corp.                COM              580135101      545     7100 SH       Sole                     6700               400
Medtronic, Inc.                COM              585055106      582    15698 SH       Sole                    14648              1050
MFA Financial, Inc.            COM              55272X102     1519   186155 SH       Sole                   176505              9650
Microsoft Corp.                COM              594918104     1675    60000 SH       Sole                    60000
Oplink Communications Inc.     COM              68375Q403     1698    91925 SH       Sole                    87500              4425
Pacific Continental Corp       COM              69412V108     1281   127340 SH       Sole                   121115              6225
Par Technology Corp/Del        COM              698884103     1769   309770 SH       Sole                   298220             11550
PerkinElmer, Inc.              COM              714046109     2368    91724 SH       Sole                    88024              3700
Petroleo Brasilero S.A.        COM              71654v408      534    14125 SH       Sole                    13175               950
Polyone Corp.                  COM              73179P106     2521   201832 SH       Sole                   191507             10325
Powerwave Technologies, Inc.   COM              739363109     3415  1344645 SH       Sole                  1286470             58175
Precision Castparts Corp.      COM              740189105      574     4125 SH       Sole                     3910               215
Procter & Gamble Co.           COM              742718109      816    12690 SH       Sole                    11890               800
Pulse Electronics Corp.        COM              74586w106     3606   677745 SH       Sole                   647495             30250
Qualcomm, Inc.                 COM              747525103      723    14600 SH       Sole                    13700               900
Rent-A-Center, Inc.            COM              76009N100     2371    73465 SH       Sole                    70015              3450
RF Micro Devices, Inc.         COM              749941100     1323   179935 SH       Sole                   171160              8775
S1 Corp.                       COM              78463B101     3164   458540 SH       Sole                   439015             19525
Saia, Inc.                     COM              78709y105     2197   132435 SH       Sole                   125760              6675
Schlumberger Ltd.              COM              806857108      622     7450 SH       Sole                     7000               450
Shaw Group, Inc.               COM              820280105     2266    66190 SH       Sole                    63065              3125
Southern National Bankcorp of  COM              843395104     1082   142320 SH       Sole                   135445              6875
Spartan Motors, Inc.           COM              846819100       97    16000 SH       Sole                    14450              1550
Stancorp Financial Group Corp. COM              852891100     1915    42420 SH       Sole                    40220              2200
Sterling Financial Corp.       COM              859319303     2088   110085 SH       Sole                   105310              4775
Symmetricom, Inc.              COM              871543104     3618   510366 SH       Sole                   488616             21750
Teletech Holdings, Inc.        COM              879939106     1753    85143 SH       Sole                    81068              4075
Teradyne, Inc.                 COM              880770102     1566   111510 SH       Sole                   106185              5325
Teva Pharmaceutical Industries COM              881624209      590    11325 SH       Sole                    10775               550
Thermo Fisher Scientific Inc.  COM              883556102      723    13062 SH       Sole                    12212               850
Transocean Ltd                 COM              H8817H100      509     7323 SH       Sole                     6923               400
Tutor Perini Corp              COM              901109108     1949    91020 SH       Sole                    86745              4275
URS Corp.                      COM              903236107     2346    56370 SH       Sole                    53720              2650
Vanguard Short-Term Bond ETF   COM              921937827     1064    13219 SH       Sole                    13219
Visa Inc.                      COM              92826C839      604     8587 SH       Sole                     8037               550
Vishay Intertechnology, Inc.   COM              928298108     2150   146483 SH       Sole                   140483              6000
Wal-Mart Stores, Inc.          COM              931142103      731    13553 SH       Sole                    12553              1000
West Marine Inc.               COM              954235107      195    18450 SH       Sole                    18450

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